Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 165,095	£ 133,771
Financial assets at fair value through the income statement	233,105	211,128
Derivative financial instruments	266,128	302,976
Financial assets at fair value through other comprehensive income	47,032	45,084
Trading portfolio liabilities	(70,269)	(72,460)
Financial liabilities designated at fair value	(311,595)	(272,055)
Derivative financial instruments	(254,794)	(289,206)
At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	165,095	133,771
Financial assets at fair value through the income statement	233,105	211,128
Derivative financial instruments	266,128	302,976
Financial assets at fair value through other comprehensive income	47,032	45,084
Investment property	2	5
Total assets	711,362	692,964
Trading portfolio liabilities	(70,269)	(72,460)
Financial liabilities designated at fair value	(311,595)	(272,055)
Derivative financial instruments	(254,794)	(289,206)
Total liabilities	(636,658)	(633,721)
Quoted market prices (Level 1) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	86,232	62,469
Financial assets at fair value through the income statement	6,067	5,647
Derivative financial instruments	3,484	10,054
Financial assets at fair value through other comprehensive income	18,683	15,029
Investment property	0	0
Total assets	114,466	93,199
Trading portfolio liabilities	(36,740)	(43,679)
Financial liabilities designated at fair value	(115)	(133)
Derivative financial instruments	(4,064)	(10,823)
Total liabilities	(40,919)	(54,635)
Observable inputs (Level 2) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	72,064	64,822
Financial assets at fair value through the income statement	220,867	199,370
Derivative financial instruments	258,112	287,749
Financial assets at fair value through other comprehensive income	28,299	30,051
Investment property	0	0
Total assets	579,342	581,992
Trading portfolio liabilities	(33,477)	(28,725)
Financial liabilities designated at fair value	(310,388)	(270,880)
Derivative financial instruments	(245,461)	(272,020)
Total liabilities	(589,326)	(571,625)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Total assets	17,554	17,773
Total liabilities	(6,413)	(7,461)
Significant unobservable inputs (Level 3) | At fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	6,799	6,480
Financial assets at fair value through the income statement	6,171	6,111
Derivative financial instruments	4,532	5,173
Financial assets at fair value through other comprehensive income	50	4
Investment property	2	5
Total assets	17,554	17,773
Trading portfolio liabilities	(52)	(56)
Financial liabilities designated at fair value	(1,092)	(1,042)
Derivative financial instruments	(5,269)	(6,363)
Total liabilities	£ (6,413)	£ (7,461)